CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 10,932,000	$ 15,506,000	$ 31,425,000
Total Current Assets	60,199,000	40,691,000	53,305,000
TOTAL ASSETS	223,766,000	203,335,000	223,356,000
Current liabilities
Total Current Liabilities	75,282,000	48,450,000	45,531,000
TOTAL LIABILITIES	259,706,000	230,160,000	214,901,000
Commitments and Contingencies
Shareholders' Deficit
Additional paid-in capital	163,626,000	163,465,000	159,529,000
Accumulated deficit	(199,121,000)	(190,017,000)	(151,112,000)
Total Shareholders' Deficit	(35,940,000)	(26,825,000)	8,455,000
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	223,766,000	203,335,000	223,356,000
ITHAX ACQUISITION CORP.
Current assets
Cash	156,703	525,204	1,000
Prepaid expenses	34,708	23,750
Total Current Assets	242,128,470	548,954	1,000
Deferred offering costs			80,631
Cash and marketable securities held in Trust Account		241,600,623
TOTAL ASSETS	242,128,470	242,149,577	81,631
Current liabilities
Accounts payable and accrued expenses		211,548
Accrued offering costs			17,966
Promissory note - related party			43,556
Total Current Liabilities	16,798,454	211,548	61,522
Deferred underwriting fee payable		9,082,500
Warrant liabilities	3,599,625	6,702,750
TOTAL LIABILITIES	20,398,079	15,996,798	61,522
Commitments and Contingencies
Shareholders' Deficit
Preference shares, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital			18,962
Accumulated deficit	(20,213,381)	(15,454,557)	(4,891)
Total Shareholders' Deficit	(20,206,668)	(15,447,844)	20,109
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	242,128,470	242,149,577	81,631
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Current liabilities
Class A ordinary shares subject to possible redemption	241,937,059	241,600,623
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Shareholders' Deficit
Common stock	675	675
Class B Common Stock | ITHAX ACQUISITION CORP.
Shareholders' Deficit
Common stock	$ 6,038	$ 6,038	$ 6,038